SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of antidilutive securities excluded from computation of earnings per share
	Six Months Ended June 30,
	2023	2022

Common Stock Warrants	100,918,457	85,826,872
Common Stock Options	21,125,759	88,126,615
	122,044,216	173,953,487

	Year Ended December 31,
	2022	2021

Common stock warrants	80,881,817	30,677,637
Common stock options	52,821,099	88,251,380
	133,702,916	118,929,017

Schedule of Property, Equipment and Leasehold Improvements
Buildings	32 years
Furniture and Equipment	3 to 8 years
Computer and Software	3 to 5 years
Vehicles	5 years
Leasehold Improvements	Shorter of lease term or economic life

Schedule of Intangible Assets
Customer Relationships	3 to 5 years
Trademarks	2 to 8 years
Dispensary Licenses	14 years